PROVISIONS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions [abstract]
Provisions for personnel salaries and expenses	$ 97,576	$ 72,592
Provisions for mandatory dividends	168,840	142,815
Provisions for contingent loan risk	10,079	11,399
Provisions for contingencies associated with administrative claims and leasing contracts	27,303	65,404
Total	$ 303,798	$ 292,210	$ 274,998